Information by Segment - Summary of Segment Disclosure for Company's Consolidated Operations (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 MXN ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2015 MXN ($)	Dec. 31, 2017 USD ($)
Disclosure of operating segments [line items]
Revenues	$ 203,780	$ 10,376	$ 177,718	$ 152,360
Gross profit	91,686	4,668	79,662	72,030
Income before income taxes and share of the profit or loss of associates and joint ventures accounted for using the equity method	(7,160)		14,308	14,725
Depreciation and amortization	10,864		8,666	7,144
Non cash items other than depreciation and amortization	2,507		2,908	2,167
Equity in earnings (loss) of associated companies and joint ventures	60	$ 3	147	155
Total assets	285,677		279,256	210,249	$ 14,546
Investments in associate companies and joint ventures	11,501		22,357	17,873
Total liabilities	144,967		150,023	101,514	$ 7,381
Capital expenditures, net	14,612		12,391	11,484
Operating segments [member]
Disclosure of operating segments [line items]
Revenues	203,780		177,718	152,360
Eliminations [member]
Disclosure of operating segments [line items]
Revenues	4,679		4,269	3,794
Mexico and central America segment [member]
Disclosure of operating segments [line items]
Gross profit	45,106		43,569	40,130
Income before income taxes and share of the profit or loss of associates and joint ventures accounted for using the equity method	(15,431)		8,642	10,614
Depreciation and amortization	4,801		4,750	4,404
Non cash items other than depreciation and amortization	1,011		424	685
Equity in earnings (loss) of associated companies and joint ventures	(63)		149	97
Total assets	135,363		136,252	133,941
Investments in associate companies and joint ventures	7,046		18,088	15,779
Total liabilities	91,385		95,342	80,963
Capital expenditures, net	8,231		6,597	4,672
Mexico and central America segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenues	92,643		87,557	78,709
Mexico and central America segment [member] | Eliminations [member]
Disclosure of operating segments [line items]
Revenues	4,661		4,266	3,791
South America segment [member]
Disclosure of operating segments [line items]
Gross profit	37,756		29,263	27,532
Income before income taxes and share of the profit or loss of associates and joint ventures accounted for using the equity method	8,792		4,784	3,220
Depreciation and amortization	3,442		3,078	2,489
Non cash items other than depreciation and amortization	213		61	130
Equity in earnings (loss) of associated companies and joint ventures	123		(2)	58
Total assets	122,042		130,019	69,281
Investments in associate companies and joint ventures	4,455		4,269	2,094
Total liabilities	43,637		48,391	17,528
Capital expenditures, net	4,686		4,240	5,686
South America segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenues	86,608		71,293	64,752
South America segment [member] | Eliminations [member]
Disclosure of operating segments [line items]
Revenues	18		3	3
Venezuela segment [member]
Disclosure of operating segments [line items]
Gross profit	646		6,830	4,368
Income before income taxes and share of the profit or loss of associates and joint ventures accounted for using the equity method	(1,786)		882	891
Depreciation and amortization	807		838	251
Non cash items other than depreciation and amortization	1,021		2,423	1,352
Total assets			12,985	7,027
Total liabilities			6,290	3,023
Capital expenditures, net			1,554	1,126
Venezuela segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenues	4,005		$ 18,868	$ 8,899
Asia segment [member]
Disclosure of operating segments [line items]
Gross profit	8,178
Income before income taxes and share of the profit or loss of associates and joint ventures accounted for using the equity method	1,265
Depreciation and amortization	1,814
Non cash items other than depreciation and amortization	262
Total assets	28,272
Total liabilities	9,945
Capital expenditures, net	1,695
Asia segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenues	$ 20,524